Natixis U.S. Diversified Portfolio

NATIXIS U.S. MULTI-CAP EQUITY FUND

Supplement dated June 1, 2011 to Natixis U.S. Multi-Cap Equity Fund Class ABC Prospectus, Natixis U.S. Multi-Cap Equity Fund Class Y Prospectus, Natixis U.S. Multi-Cap Equity Fund Class ABC Summary Prospectus and Natixis U.S. Multi-Class Equity Fund Class Y Summary Prospectus, each dated May 1, 2011, as may be supplemented from time to time.

1. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	1.00%
Other expenses	0.35%	0.35%	0.35%
Acquired fund fees and expenses	0.04%	0.04%	0.04%
Total annual fund operating expenses	1.44%	2.19%	2.19%
Fee waiver and/or expense reimbursement2*	0.10%	0.10%	0.10%
Total annual fund operating expenses after fee waiver and/or expense reimbursement*	1.34%	2.09%	2.09%

2. The Example under the section "Fund Fees and Expenses" in the Class ABC Prospectuses is amended as follows:

	Class A	Class B		Class C
		If shares are redeemed	If shares are not redeemed	If shares are redeemed	If shares are not redeemed
1 year	$704	$712	$212	$312	$212
3 years	$995	$976	$676	$676	$676
5 years	$1,308	$1,365	$1,165	$1,165	$1,165
10 years	$2,192	$2,326	$2,326	$2,516	$2,516

1 The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

2 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.30%, 2.05% and 2.05% of the Fund's average daily net assets for Class A, Class B and Class C shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

* The Fund's fee waiver and/or expense reimbursement and total annual fund operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.

3. The Annual Fund Operating Expenses under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Annual Fund Operating Expenses[1] (expenses that you pay each year as a percentage of the value of your investment)
Class Y
Management fees	0.80%
Other expenses	0.34%
Acquired fund fees and expenses	0.04%
Total annual fund operating expenses	1.18%
Fee waiver and/or expense reimbursement2*	0.09%
Total annual fund operating expenses after fee waiver and/or expense reimbursement*	1.09%

4. The Example under the section "Fund Fees and Expenses" in the Class Y Prospectuses is amended as follows:

Class Y
1 year	$111
3 years	$366
5 years	$640
10 years	$1,424

1 The Fund's operating expenses have been restated to reflect a reduction in management fees, effective as of June 1, 2011, as if such reduction had been in effect during the fiscal year ended December 31, 2010. The information has been restated to better reflect anticipated expenses of the Fund.

2 The Fund's investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 1.05% of the Fund's average daily net assets for Class Y shares exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2012 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Fund's investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 1.05% of the Fund's average daily net assets for Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

* The Fund's fee waiver and/or expense reimbursement and total annual operating expenses after fee waiver and/or reimbursement have been restated to reflect current expense cap arrangements.

5. The first paragraph under Principal Investment Strategies in the section "Investments, Risks and Performance" in each Prospectus is amended and restated as follows:

The Fund ordinarily at least 80% of its net assets (plus any borrowings made for investment purposes) in equity securities, including common stocks and preferred stocks. Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in securities of U.S. issuers. The Fund uses a multi-manager approach to equity investing which combines the varied styles of multiple subadvisers in selecting securities for each of the Fund's four segments. The segments and their subadvisers are listed below.

•

Harris Associates — Under normal circumstances, the segment of the Fund managed by Harris Associates L.P. ("Harris Associates") will invest primarily in the common stocks of large- and mid-capitalization companies that Harris Associates believes are trading at a substantial discount to the company's "true business value." Harris Associates usually sells a security when the price approaches its estimated worth or if other more favorable opportunities arise and monitors each holding and adjusts those price targets as warranted to reflect changes in the issuer's fundamentals.

•

Loomis Sayles — Large Cap Growth segment — Under normal circumstances, the Large Cap Growth segment of the Fund, managed by Loomis, Sayles & Company, L.P. ("Loomis Sayles"), will invest primarily in equity securities, including common stocks, preferred stocks, convertible securities and warrants. This segment focuses on stocks of large-capitalization companies, but the segment may invest in companies of any size. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

•

Loomis Sayles — Mid Cap Growth segment — Under normal circumstances, the Mid Cap Growth segment of the Fund, managed by Loomis Sayles, will invest primarily in common stocks with market capitalizations, at the time of investment, within the capitalization range of companies included in the Russell Midcap Growth Index, an unmanaged index of midcap companies within the Russell 1000 Growth Index. Although the market capitalization range for the Russell Midcap Growth Index fluctuates, it was $671 million to $25 billion as of March 31, 2011. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles generally will sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

•

Loomis Sayles — Small/Mid Core segment — Under normal circumstances, the Small/Mid Core segment of the Fund, also managed by Loomis Sayles, will invest primarily in common stocks with a market capitalization, at the time of the investment, within the range of the market capitalizations of those companies constituting the Russell 2500 Index. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. Although the market capitalization range for the Russell 2500 Index fluctuates, it was $19 million to $11 billion as of March 31, 2011. Loomis Sayles seeks to achieve the objective of the Fund by emphasizing companies undervalued by the market in relation to earnings, dividends, assets, and growth prospects. In making investment decisions, Loomis Sayles uses a bottom-up, fundamental research process that includes regular contact with company management, near- and long-term projections of company fundamentals and evaluations of potential earnings growth. Additionally, analysts and Fund managers continuously monitor investments to determine whether companies possess the same fundamental characteristics for growth which made them candidates for investment originally. Loomis Sayles will generally sell a position if earnings or fundamentals deteriorate, if there is significant change in management or if more favorable opportunities arise.

The following is added as the last bullet point under Principal Investment Strategies:

•	Invest in equity securities of Canadian issuers.